UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity Real Estate High Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm

Fidelity®

Real Estate High Income
Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.81%	$ 1,000.00	$ 1,034.10	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
AAA,AA,A 16.5%	AAA,AA,A 22.4%
BBB 30.6%	BBB 29.2%
BB 18.2%	BB 16.5%
B 10.5%	B 8.0%
CCC,CC,C 4.6%	CCC,CC,C 5.0%
D 0.6%	D 1.0%
Not Rated 8.3%	Not Rated 6.9%
Equities 6.1%	Equities 6.2%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are not available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of May 31, 2015	As of November 30, 2014
CMOs and Other Mortgage Related Securities 79.6%	CMOs and Other Mortgage Related Securities 77.4%
Asset-Backed Securities 2.5%	Asset-Backed Securities 3.1%
Nonconvertible Bonds 4.1%	Nonconvertible Bonds 5.1%
Convertible Bonds, Preferred Stocks 6.1%	Convertible Bonds, Preferred Stocks 6.2%
Bank Loan Obligations 3.0%	Bank Loan Obligations 3.2%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 4.6%	Short-Term Investments and Net Other Assets (Liabilities) 4.8%

Semiannual Report

Investments May 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
		Principal Amount (c)	Value
Healthcare - 1.0%
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		$ 311,000	$ 324,229
5.875% 3/15/24		1,790,000	1,906,350
6.75% 10/15/22		1,230,000	1,289,963
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,000,000	2,100,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,394,125
			9,014,667
Homebuilders/Real Estate - 1.6%
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,394,750
DDR Corp.:
4.625% 7/15/22		288,000	308,390
7.875% 9/1/20		2,437,000	3,011,944
Howard Hughes Corp. 6.875% 10/1/21 (d)		1,715,000	1,800,750
Hunt Companies, Inc. 9.625% 3/1/21 (d)		4,235,000	4,446,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)		1,170,000	1,187,550
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,145,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,059,156
Wrightwood Capital LLC 1.9% 4/20/20 (b)		8,073	117,065
			15,471,355
Hotels - 1.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		2,250,000	2,266,875
FelCor Lodging LP 5.625% 3/1/23		755,000	788,975
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	947,893
5.875% 6/15/19		450,000	463,870
6% 11/1/20		805,000	845,968
Times Square Hotel Trust 8.528% 8/1/26 (d)		6,568,981	8,434,557
			13,748,138
TOTAL NONCONVERTIBLE BONDS (Cost $34,676,725)			38,234,160
Asset-Backed Securities - 2.5%

American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.75% 6/17/31 (d)(e)		1,000,000	985,754
Series 2014-SFR2 Class E, 6.231% 10/17/36 (d)		672,000	733,846
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		1,864,000	2,062,521
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		1,371,223	1,436,022
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.8575% 6/26/34 (d)(e)		$ 73,793	$ 13,532
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.684% 3/20/50 (d)(e)		750,000	75
Class E, 2.284% 3/20/50 (d)(e)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		4,487,227	4,253,891
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		619,329	62
Series 2004-1A Class H1, 3.969% 1/28/40 (d)(e)		2,632,257	263
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6509% 11/28/39 (d)(e)		1,139,531	649,533
Class F, 5.1509% 11/28/39 (d)(e)		1,261,355	643,291
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (d)(e)		600,000	601,485
Series 2014-SFR1:
Class E, 3.4334% 6/17/31 (d)(e)		2,500,000	2,514,140
Class F, 3.9334% 6/17/31 (d)(e)		2,431,000	2,445,521
Series 2014-SFR3 Class E, 4.683% 12/17/31 (d)(e)		943,000	971,023
Series 2014-SRF2 Class F, 4.1804% 9/17/31 (d)(e)		1,000,000	1,009,821
Series 2015-SRF1 Class E, 4.3804% 3/17/32 (d)(e)		1,000,000	1,029,147
Merit Securities Corp. Series 13 Class M1, 7.8472% 12/28/33 (e)		1,665,000	1,751,220
Mesa West Capital CDO Ltd. Series 2007-1A Class H, 1.6548% 2/25/47 (d)(e)		1,005,000	856,763
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		258,036	237,223
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1348% 9/25/46 (d)(e)		1,190,000	300,475
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9288% 2/5/36 (d)(e)		2,558,084	256
Class E, 4.7788% 2/5/36 (d)(e)		773,905	77
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7788% 12/5/36 (d)(e)		4,578,872	458
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.601% 11/21/40 (d)(e)		795,690	781,765
TOTAL ASSET-BACKED SECURITIES (Cost $33,881,611)			23,278,464
Collateralized Mortgage Obligations - 1.6%
		Principal Amount (c)	Value
Private Sponsor - 1.5%
Countrywide Home Loans, Inc.:
Series 2002-R1 Class B3, 6.61% 7/25/32 (d)(e)		$ 205,053	$ 1,476
Series 2002-R2 Class 2B4, 3.6077% 7/25/33 (d)(e)		87,065	12,256
Series 2002-R3 Class B3, 5.75% 8/25/43 (d)		164,739	1,247
Series 2003-R1:
Class 2B4, 3.1635% 2/25/43 (d)(e)		61,912	42,922
Class 2B5, 3.1635% 2/25/43 (d)(e)		167,369	42,195
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7506% 9/25/19 (d)(e)		17,741	261
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		70,463	59,833
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5325% 12/25/46 (d)(e)		6,045,000	6,730,787
Series 2010-K7 Class B, 5.6242% 4/25/20 (d)(e)		5,000,000	5,632,620
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,002,634	1,032,493
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 6.8595% 2/19/30 (d)(e)		94,674	7,574
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.131% 6/10/35 (d)(e)		218,111	232,558
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.675% 12/10/35 (d)(e)		95,058	20,172
Series 2004-A:
Class B7, 4.425% 2/10/36 (d)(e)		104,158	34,059
Class B9, 9.175% 2/10/36 (d)(e)		169,569	33,062
Series 2004-B:
Class B8, 4.925% 2/10/36 (d)(e)		90,023	30,993
Class B9, 8.425% 2/10/36 (d)(e)		152,779	44,707
Series 2004-C:
Class B7, 3.675% 9/10/36 (d)(e)		571,603	127,091
Class B8, 4.425% 9/10/36 (d)(e)		230,036	3,386
TOTAL PRIVATE SPONSOR			14,089,692
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		273,634	78,155
Class B4, 6.9757% 9/25/41 (g)		79,610	7,927
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.0455% 2/25/42 (d)(e)		$ 73,411	$ 61,420
Class 3B5, 3.0455% 2/25/42 (d)(e)		55,481	3,405
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.2389% 1/25/42 (d)(e)		62,911	35,742
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.3852% 12/25/42 (e)(g)		1,081,875	148,132
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0735% 6/25/43 (e)(g)		229,233	102,435
Class 2B5, 3.0735% 6/25/43 (e)(g)		161,884	22,244
TOTAL U.S. GOVERNMENT AGENCY			459,460
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,054,771)			14,549,152
Commercial Mortgage Securities - 78.0%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,403,707
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,458,498
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (d)(e)		5,000,000	5,005,365
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		3,070,000	3,108,943
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,193,276
Series 2005-1 Class CJ, 5.4601% 11/10/42 (e)		1,302,429	1,301,321
Series 2005-5 Class D, 5.4275% 10/10/45 (e)		2,250,000	2,259,947
Series 2005-6 Class AJ, 5.331% 9/10/47 (e)		2,000,000	2,031,606
Series 2008-1 Class D, 6.4732% 2/10/51 (d)(e)		1,970,000	1,690,194
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5975% 3/11/39 (e)		3,175,000	3,234,633
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1 Class I, 5.64% 2/14/31 (d)		1,930,314	1,914,712
Series 2006-T22 Class B, 5.7581% 4/12/38 (d)(e)		1,370,000	1,438,334
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,917,602	5,425,802
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		$ 40,570	$ 28,496
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.4378% 10/25/22 (d)(e)		30,134	25,752
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2196% 8/15/29 (d)(e)		1,000,000	952,132
Series 2014-CLMZ Class M, 5.9135% 8/15/29 (d)(e)		5,912,000	5,892,809
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9356% 8/15/26 (d)(e)		1,750,000	1,749,997
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.186% 11/15/19 (d)(e)		2,400,000	2,404,536
Class F, 2.7697% 11/15/19 (d)(e)		548,000	508,187
Series 2014-CMZA Class MZA, 6.1625% 11/15/19 (d)(e)		2,629,000	2,643,690
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8949% 11/15/29 (d)		2,000,000	2,013,014
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6746% 6/15/31 (d)(e)		2,431,000	2,332,394
Class YTC3, 2.6746% 6/15/31 (d)(e)		874,000	825,095
Series 2014-FL1, 2.6746% 6/15/31 (d)(e)		2,431,000	2,365,460
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.912% 4/10/28 (d)(e)		3,000,000	2,909,229
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (d)		3,300,000	3,507,903
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,747,499
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2757% 9/10/46 (d)(e)		4,860,000	4,922,631
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.33% 8/13/27 (d)(e)		3,339,000	3,340,052
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		5,250,000	4,261,341
Series 2012-CR5 Class D, 4.48% 12/10/45 (d)(e)		1,550,000	1,587,646
Series 2013-CR10:
Class C, 4.9531% 8/10/46 (d)(e)		1,310,000	1,405,968
Class D, 4.9531% 8/10/46 (d)(e)		3,910,000	3,876,836
Series 2013-CR12 Class D, 5.2544% 10/10/46 (d)(e)		5,576,000	5,628,069
Series 2013-CR9 Class D, 4.4005% 7/10/45 (d)(e)		3,596,000	3,424,554
Series 2013-LC6 Class D, 4.43% 1/10/46 (d)(e)		5,429,000	5,206,476
Series 2014-CR15 Class D, 4.9188% 2/10/47 (d)(e)		1,273,000	1,265,480
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM Mortgage Trust: - continued
Series 2014-CR17 Class D, 4.9595% 5/10/47 (d)(e)		$ 2,720,000	$ 2,650,357
Series 2014-UBS2 Class D, 5.1827% 3/10/47 (d)(e)		4,146,000	4,067,002
Series 2015-CR23 Class CME, 3.807% 5/10/48 (d)		1,991,000	1,818,416
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (d)		7,602,973	7,326,947
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	5,008,078
Class H, 6% 11/17/32		2,999,908	3,188,289
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.3816% 6/10/44 (e)		5,875,000	5,890,363
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,527,108
Series 2012-CR1:
Class C, 5.538% 5/15/45 (e)		2,060,000	2,300,651
Class D, 5.538% 5/15/45 (d)(e)		6,334,000	6,639,318
Series 2012-CR2:
Class E, 5.0192% 8/15/45 (d)(e)		6,370,000	6,525,154
Class F, 4.25% 8/15/45 (d)		7,900,000	6,958,099
Series 2012-LC4 Class D, 5.8207% 12/10/44 (d)(e)		5,406,000	5,828,490
Series 2014-CR2 Class G, 4.25% 8/15/45 (d)		1,500,000	1,155,884
Core Industrial Trust:
Series 2015-CALW Class G, 3.85% 2/10/34 (d)(e)		2,292,000	2,163,933
Series 2015-WEST Class F, 4.226% 2/10/37 (d)		2,985,000	2,743,233
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (d)		6,590,275	7,062,329
Class H, 6% 5/17/40 (d)		2,501,055	2,101,856
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		4,407,890	4,530,002
Class G, 6.75% 11/15/30 (d)		1,065,000	1,144,524
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		2,217,513	2,231,714
CSMC Trust floater Series 2015-DEAL Class F, 4.936% 4/15/29 (d)(e)		4,000,000	4,000,004
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (d)(e)		1,000,000	958,653
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7305% 11/10/46 (d)(e)		1,000,000	1,111,743
Class E, 5.7305% 11/10/46 (d)(e)		4,940,000	5,375,273
Class F, 5.7305% 11/10/46 (d)(e)		7,130,000	6,996,512
Class G, 4.652% 11/10/46 (d)		8,160,000	7,223,591
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		$ 1,798,876	$ 1,804,688
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9023% 1/25/43 (e)(f)		5,370,000	759,984
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	513,830
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3608% 9/25/45 (d)(e)		2,300,000	2,574,211
Series 2011-K10 Class B, 4.7757% 11/25/49 (d)(e)		1,650,000	1,801,962
Series 2011-K11 Class B, 4.5702% 12/25/48 (d)(e)		3,190,000	3,449,022
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (d)		1,000,000	953,823
Class FFX, 3.3822% 12/15/19 (d)		1,721,000	1,618,133
GCCFC Commercial Mortgage Trust Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		139,529	139,885
Class J, 4.685% 8/10/42 (d)(e)		900,000	6,436
Class K, 4.685% 8/10/42 (d)(e)		714,224	1,286
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.3243% 7/10/45 (d)(e)		2,277,000	1,595,841
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	2,370,770
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		1,906,952	2,029,907
Class H, 6.75% 4/15/29 (e)		6,130,384	4,062,992
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	6,404,564
Series 1999-C3 Class K, 6.974% 8/15/36 (d)		46,093	45,459
GP Portfolio Trust Series 2014-GPP:
Class D, 2.926% 2/15/27 (d)(e)		1,441,000	1,436,927
Class E, 4.026% 2/15/27 (d)(e)		705,000	702,332
GS Mortgage Securities Corp. II:
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	86,058
Class K, 5.067% 8/10/38 (d)(e)		411,189	35,813
Series 2010-C1:
Class D, 6.1797% 8/10/43 (d)(e)		4,985,000	5,474,821
Class E, 4% 8/10/43 (d)		5,951,000	5,474,325
Class F, 4% 8/10/43 (d)		3,909,000	3,362,002
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.396% 12/10/43 (d)(e)		4,100,000	4,335,213
Series 2011-GC5:
Class C, 5.4751% 8/10/44 (d)(e)		5,010,000	5,585,659
Class D, 5.4751% 8/10/44 (d)(e)		2,720,000	2,885,727
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Trust: - continued
Series 2011-GC5:
Class E, 5.4751% 8/10/44 (d)(e)		$ 966,000	$ 977,203
Class F, 4.5% 8/10/44 (d)		4,500,000	3,705,278
Series 2012-GC6:
Class D, 5.8244% 1/10/45 (d)(e)		2,364,000	2,529,466
Class E, 5% 1/10/45 (d)(e)		1,822,000	1,718,137
Series 2012-GC6I Class F, 5% 1/10/45 (e)		1,810,000	1,484,066
Series 2012-GCJ7:
Class C, 5.9068% 5/10/45 (e)		5,830,000	6,602,445
Class D, 5.9068% 5/10/45 (d)(e)		6,042,000	6,420,305
Class E, 5% 5/10/45 (d)		6,263,000	5,856,893
Class F, 5% 5/10/45 (d)		8,442,000	6,883,853
Series 2012-GCJ9 Class D, 5.0156% 11/10/45 (d)(e)		1,389,000	1,404,268
Series 2013-GC12 Class D, 4.6167% 6/10/46 (d)(e)		1,043,000	1,018,329
Series 2013-GC13 Class D, 4.2058% 7/10/46 (d)(e)		5,214,000	4,952,862
Series 2013-GC16:
Class D, 5.4926% 11/10/46 (d)(e)		4,541,000	4,662,049
Class F, 3.5% 11/10/46 (d)		3,037,000	2,390,155
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4315% 7/15/29 (d)(e)		2,884,000	2,855,979
Series 2013-HLT Class EFX, 5.6086% 11/5/30 (d)(e)		8,062,000	8,229,540
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.7134% 9/15/47 (d)(e)		2,472,000	2,301,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	2,002,748
Series 2003-C1:
Class D, 5.192% 1/12/37		133,840	133,862
Class F, 5.8332% 1/12/37 (d)(e)		805,000	808,933
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (d)(e)		2,260,000	2,732,100
Class D, 7.6935% 12/5/27 (d)(e)		10,670,000	12,761,905
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,740,684
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(e)		4,170,000	4,879,901
Series 2012-CBX:
Class D, 5.4139% 6/16/45 (d)(e)		4,050,000	4,362,385
Class E, 5.4139% 6/15/45 (d)(e)		1,795,000	1,872,435
Class F, 4% 6/15/45 (d)		3,759,000	3,193,237
Class G 4% 6/15/45 (d)		4,957,000	3,836,718
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.6815% 12/15/28 (d)(e)		$ 5,186,000	$ 5,192,655
Series 2014-INN:
Class E, 3.786% 6/15/29 (d)(e)		3,280,000	3,277,140
Class F, 4.186% 6/15/29 (d)(e)		4,791,000	4,744,503
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,222,449
Series 2005-LDP2 Class C, 4.911% 7/15/42 (e)		3,275,000	3,283,761
Series 2005-LDP5:
Class AJ, 5.5342% 12/15/44 (e)		2,020,000	2,057,556
Class B, 5.5682% 12/15/44 (e)		1,500,000	1,531,829
Series 2011-C4:
Class E, 5.5962% 7/15/46 (d)(e)		6,160,000	6,708,862
Class F, 3.873% 7/15/46 (d)		555,000	522,842
Class H, 3.873% 7/15/46 (d)		3,221,000	2,668,666
Class NR, 3.873% 7/15/46 (d)		1,588,500	1,033,413
Class TAC2, 7.99% 7/15/46 (d)		3,196,000	3,404,736
Series 2011-C5:
Class C, 5.5003% 8/15/46 (d)(e)		5,803,234	6,467,890
Class D, 5.5003% 8/15/46 (d)(e)		2,000,000	2,147,818
Series 2013-LC11 Class F, 3.25% 4/15/46 (d)(e)		3,882,000	2,844,249
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(e)		4,116,000	3,847,052
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (d)		790,582	735,687
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,633,078	1,289,916
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		9,599	9,586
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,291,542	1,291,948
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (e)		8,400,000	8,485,218
Class AM, 5.263% 11/15/40 (e)		938,000	943,406
Series 2006-C6 Class AM, 5.413% 9/15/39		5,000,000	5,245,970
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,215,964
Series 2005-C1 Class E, 4.924% 2/15/40		3,285,388	3,289,905
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,919,990
Series 2006-C4:
Class AJ, 6.0481% 6/15/38 (e)		6,665,000	6,902,454
Class AM, 6.0481% 6/15/38 (e)		3,840,000	4,016,479
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.4428% 6/25/43 (d)(e)		$ 2,059,000	$ 2,075,054
Series 2014-2:
Class D, 5.1933% 1/20/41 (d)(e)		1,228,000	1,181,822
Class E, 5.1933% 1/20/41 (d)(e)		1,913,000	1,594,034
Mach One Trust LLC Series 2004-1A:
Class H, 6.1351% 5/28/40 (d)(e)		1,137,579	1,149,751
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,351,210
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	1,436,421
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	439,434
Class G, 4.384% 7/12/37	CAD	275,000	219,094
Class H, 4.384% 7/12/37	CAD	184,000	146,444
Class J, 4.384% 7/12/37	CAD	275,000	218,648
Class K, 4.384% 7/12/37	CAD	275,000	218,428
Class L, 4.384% 7/12/37	CAD	184,000	146,001
Class M, 4.384% 7/12/37	CAD	772,000	605,798
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	613,683
Class G, 4.525% 11/12/37 (e)	CAD	846,000	633,826
Class H, 4.525% 11/12/37 (e)	CAD	235,000	170,819
Class J, 4.525% 11/12/37 (e)	CAD	248,000	173,402
Class K, 4.525% 11/12/37 (e)	CAD	261,000	180,005
Class L, 4.525% 11/12/37 (e)	CAD	248,000	168,720
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	1,326,448
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (e)		2,252,614	2,253,855
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5488% 1/12/44 (e)		1,440,000	1,468,362
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		211,101	212,150
Series 2006-C1:
Class AJ, 5.8655% 5/12/39 (e)		3,440,000	3,476,430
Class AM, 5.8655% 5/12/39 (e)		700,000	726,264
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 8.9373% 1/15/37 (d)(e)(f)		48,547	3,097
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		62,453	6
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8164% 11/15/45 (d)(e)		4,361,000	4,551,523
Series 2013-C12 Class D, 4.9265% 10/15/46 (d)(e)		4,000,000	3,963,760
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley BAML Trust: - continued
Series 2013-C13:
Class D, 5.0582% 11/15/46 (d)(e)		$ 3,975,000	$ 4,014,905
Class E, 5.0582% 11/15/46 (d)(e)		2,000,000	1,870,646
Series 2013-C7:
Class D, 4.4406% 2/15/46 (d)(e)		4,540,000	4,456,387
Class E, 4.4406% 2/15/46 (d)(e)		1,580,000	1,380,514
Series 2013-C8 Class D, 4.3094% 12/15/48 (d)(e)		2,260,000	2,201,262
Series 2013-C9:
Class C, 4.2089% 5/15/46 (e)		3,070,000	3,144,758
Class D, 4.2969% 5/15/46 (d)(e)		5,300,000	5,095,759
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.6115% 7/15/19 (d)(e)		2,609,698	2,595,230
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,872,297
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,147,422
Series 2012-C4 Class E, 5.709% 3/15/45 (d)(e)		3,800,000	4,010,486
Series 1997-RR:
Class F, 7.4359% 4/30/39 (d)(e)		455,057	456,194
Class G1, 7.4359% 4/30/39 (d)(e)		887,484	98,954
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		92,020	92,472
Class G, 7.35% 7/15/32 (d)		1,483,300	1,454,972
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	2,196,647
Class N, 6.54% 3/15/32 (d)		109,942	28,718
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		346,453	349,269
Class N, 5.91% 11/15/31 (d)		1,600,000	1,609,877
Class O, 5.91% 11/15/31 (d)		1,240,426	940,635
Series 2004-IQ7 Class G, 5.2446% 6/15/38 (d)(e)		1,140,000	1,206,228
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,272,605
Series 2011-C1:
Class C, 5.4181% 9/15/47 (d)(e)		2,050,000	2,286,940
Class D, 5.4181% 9/15/47 (d)(e)		10,522,000	11,492,184
Class E, 5.4181% 9/15/47 (d)(e)		1,500,000	1,593,863
Series 2011-C2:
Class D, 5.4802% 6/15/44 (d)(e)		3,830,000	4,170,633
Class E, 5.4802% 6/15/44 (d)(e)		4,900,000	5,241,329
Class F, 5.4802% 6/15/44 (d)(e)		3,620,000	3,505,840
Series 2011-C3:
Class C, 5.3555% 7/15/49 (d)(e)		1,920,000	2,129,983
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C3:
Class D, 5.3555% 7/15/49 (d)(e)		$ 7,530,000	$ 8,170,321
Class E, 5.3555% 7/15/49 (d)(e)		2,630,000	2,793,996
Class G, 5.3555% 7/15/49 (d)(e)		3,909,000	3,574,394
Series 2012-C4:
Class D, 5.709% 3/15/45 (d)(e)		1,950,000	2,134,540
Class F, 3.07% 3/15/45 (d)		1,500,000	1,273,641
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.7615% 7/15/33 (d)(e)		1,130,000	1,285,200
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (d)		5,083,000	5,089,933
Class F, 5% 2/5/30 (d)		2,161,000	2,105,374
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (d)		1,378,000	1,459,092
Class D, 6.45% 1/22/26 (d)		3,660,000	3,970,529
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,642,609	3,438,035
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	954,327
Class G, 4.456% 9/12/38 (d)	CAD	585,000	470,926
Class H, 4.456% 9/12/38 (d)	CAD	390,000	304,517
Class J, 4.456% 9/12/38 (d)	CAD	390,000	295,122
Class K, 4.456% 9/12/38 (d)	CAD	195,000	142,722
Class L, 4.456% 9/12/38 (d)	CAD	281,000	192,915
Class M, 4.456% 9/12/38 (d)	CAD	1,134,647	714,328
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,239,008
Class G, 4.57% 4/12/23	CAD	505,000	409,397
Class H, 4.57% 4/12/23	CAD	505,000	405,831
Class J, 4.57% 4/12/23	CAD	505,000	402,303
Class K, 4.57% 4/12/23	CAD	253,000	199,804
Class L, 4.57% 4/12/23	CAD	757,000	592,665
Class M, 4.57% 4/12/23	CAD	1,864,935	1,262,535
SCG Trust Series 2013-SRP1 Class D, 3.5252% 11/15/26 (d)(e)		5,190,000	5,186,040
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4315% 11/15/27 (d)(e)		1,000,000	1,005,269
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5322% 8/15/39 (e)		2,688,626	2,707,935
Series 2007-C4 Class F, 5.5322% 8/15/39 (e)		5,345,000	5,255,690
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		$ 1,530,000	$ 1,575,977
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7272% 5/10/45 (d)(e)		3,338,000	3,474,621
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (d)(e)		1,550,000	1,533,046
Series 2012-WRM Class C, 4.3793% 6/10/30 (d)(e)		1,000,000	1,015,949
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.314% 1/15/41 (e)		2,720,000	2,792,132
Class E, 5.364% 1/15/41 (e)		2,465,000	2,538,307
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6681% 11/15/43 (d)(e)(f)		26,055,541	737,945
Series 2012-LC5 Class D, 4.9367% 10/15/45 (d)(e)		6,749,000	6,919,662
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)		1,502,600	1,244,441
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,481,250
Class D, 5.7222% 3/15/44 (d)(e)		3,984,000	4,333,030
Class E, 5% 3/15/44 (d)		1,510,000	1,493,245
Series 2011-C4:
Class D, 5.4128% 6/15/44 (d)(e)		1,940,000	2,101,649
Class E, 5.4128% 6/15/44 (d)(e)		2,554,000	2,717,024
Series 2011-C5:
Class C, 5.8225% 11/15/44 (d)(e)		1,670,000	1,906,210
Class D, 5.8225% 11/15/44 (d)(e)		3,575,000	3,975,157
Class E, 5.8225% 11/15/44 (d)(e)		2,581,655	2,854,425
Class F, 5.25% 11/15/44 (d)(e)		4,587,000	4,300,556
Class G, 5.25% 11/15/44 (d)(e)		1,507,150	1,321,425
Series 2012-C10:
Class D, 4.606% 12/15/45 (d)(e)		2,130,000	2,102,819
Class E, 4.606% 12/15/45 (d)(e)		5,765,000	5,188,610
Class F, 4.606% 12/15/45 (d)(e)		7,537,000	5,929,931
Series 2012-C6 Class D, 5.7468% 4/15/45 (d)(e)		3,250,000	3,501,739
Series 2012-C7:
Class C, 4.9999% 6/15/45 (e)		3,793,000	4,100,715
Class E, 4.9999% 6/15/45 (d)(e)		4,374,000	4,489,688
Class F, 4.5% 6/15/45 (d)		1,765,000	1,622,192
Class G, 4.5% 6/15/45 (d)		3,450,000	2,707,453
Series 2012-C8 Class D, 5.0382% 8/15/45 (d)(e)		1,000,000	1,065,826
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11:
Class D, 4.3205% 3/15/45 (d)(e)		$ 2,000,000	$ 1,959,464
Class E, 4.3205% 3/15/45 (d)(e)		6,000,000	5,143,794
Series 2013-C13 Class D, 4.1386% 5/15/45 (d)(e)		1,800,000	1,730,453
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 3.921% 11/15/29 (d)(e)		3,203,000	3,200,034
Class G, 3.2008% 11/15/29 (d)(e)		836,000	781,816
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $667,075,657)			724,448,636
Preferred Stocks - 6.1%
	Shares
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,865,997
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%	85,000	2,188,750
TOTAL CONVERTIBLE PREFERRED STOCKS		4,054,747
Nonconvertible Preferred Stocks - 5.7%
Homebuilders/Real Estate - 5.5%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,056,460
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,740,193
Series C, 7.625%	48,000	1,193,760
Series D, 7.50%	34,028	842,193
CBL & Associates Properties, Inc.:
Series D, 7.375%	129,000	3,289,500
Series E, 6.625%	110,000	2,744,500
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	758,400
Corporate Office Properties Trust Series L, 7.375%	71,383	1,888,080
CYS Investments, Inc. Series B, 7.50%	102,500	2,430,275
DDR Corp. Series K, 6.25%	90,662	2,291,935
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,549,200
Equity Lifestyle Properties, Inc. Series C, 6.75%	69,828	1,851,839
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,625,889
First Potomac Realty Trust 7.75%	80,000	2,036,800
Hersha Hospitality Trust Series B, 8.00%	80,827	2,122,517
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
PS Business Parks, Inc.:
Series R, 6.875%	34,911	$ 897,213
Series S, 6.45%	152,000	3,939,840
Public Storage:
Series P, 6.50%	72,680	1,866,422
Series R, 6.35%	47,500	1,230,250
Series S, 5.90%	50,000	1,278,000
Realty Income Corp. Series F, 6.625%	80,000	2,100,000
Regency Centers Corp. Series 6, 6.625%	34,710	896,212
Retail Properties America, Inc. 7.00%	135,649	3,472,614
Stag Industrial, Inc. Series A, 9.00%	60,000	1,638,000
Sun Communities, Inc. Series A, 7.125%	91,635	2,428,328
Taubman Centers, Inc. Series J, 6.50%	66,277	1,733,144
		50,901,564
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,838,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,739,764
TOTAL PREFERRED STOCKS (Cost $53,932,603)		56,794,511
Bank Loan Obligations - 3.0%
	Principal Amount (c)
Diversified Financial Services - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	$ 218,543	216,904
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	3,000,825	3,027,082
Homebuilders/Real Estate - 0.3%
CityCenter 8.74% 7/10/15 (e)	331,828	331,828
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	2,559,085	2,559,085
		2,890,913
Hotels - 1.8%
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (e)	5,892,718	6,003,207
Bank Loan Obligations - continued
	Principal Amount (c)	Value
Hotels - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	$ 5,565,789	$ 5,579,704
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	4,947,380	4,959,749
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	64,513	64,835
		16,607,495
Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	4,781,870	4,775,893
TOTAL BANK LOAN OBLIGATIONS (Cost $27,340,879)		27,518,287
Preferred Securities - 0.1%

Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	1,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	1,182,340
TOTAL PREFERRED SECURITIES (Cost $6,004,704)		1,183,840
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $45,252,961)	45,252,961	45,252,961
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $882,219,911)		931,260,011
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,485,463)
NET ASSETS - 100%		$ 928,774,548
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $622,238,807 or 67.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $358,893 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41	5/21/03	$ 237,121
Class B4, 6.9757% 9/25/41	11/2/01	$ 1,884
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.3852% 12/25/42	3/25/03	$ 621,629
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0735% 6/25/43	9/29/03	$ 93,090
Class 2B5, 3.0735% 6/25/43	9/29/03	$ 22,096
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,120
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 56,794,511	$ 54,928,514	$ 1,865,997	$ -
Corporate Bonds	38,234,160	-	38,117,095	117,065
Asset-Backed Securities	23,278,464	-	15,540,562	7,737,902
Collateralized Mortgage Obligations	14,549,152	-	13,636,032	913,120
Commercial Mortgage Securities	724,448,636	-	710,968,606	13,480,030
Bank Loan Obligations	27,518,287	-	27,186,459	331,828
Preferred Securities	1,183,840	-	-	1,183,840
Money Market Funds	45,252,961	45,252,961	-	-
Total Investments in Securities:	$ 931,260,011	$ 100,181,475	$ 807,314,751	$ 23,763,785
Percentage of Market Value	100%	10.8%	86.7%	2.5%
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 16,391,136
Net Realized Gain (Loss) on Investment Securities	(2,158,015)
Net Unrealized Gain (Loss) on Investment Securities	212,826
Cost of Purchases	2,825
Proceeds of Sales	(2,399,092)
Amortization/Accretion	945,139
Transfers into Level 3	485,211
Transfers out of Level 3	-
Ending Balance	$ 13,480,030
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ (1,302,498)
Other Investments in Securities
Beginning Balance	$ 12,444,153
Net Realized Gain (Loss) on Investment Securities	(713,871)
Net Unrealized Gain (Loss) on Investment Securities	1,593,039
Cost of Purchases	257,029
Proceeds of Sales	(3,855,432)
Amortization/Accretion	640,737
Transfers into Level 3	182,609
Transfers out of Level 3	(264,509)
Ending Balance	$ 10,283,755
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 424,090

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $836,966,950)	$ 886,007,050
Fidelity Central Funds (cost $45,252,961)	45,252,961
Total Investments (cost $882,219,911)		$ 931,260,011
Cash		14,497
Receivable for investments sold		1,610,258
Receivable for fund shares sold		1,800,000
Dividends receivable		114,450
Interest receivable		3,954,384
Distributions receivable from Fidelity Central Funds		5,379
Prepaid expenses		339
Total assets		938,759,318

Liabilities
Payable for investments purchased	$ 8,865,246
Distributions payable	364,405
Accrued management fee	544,591
Other affiliated payables	44,369
Other payables and accrued expenses	166,159
Total liabilities		9,984,770

Net Assets		$ 928,774,548
Net Assets consist of:
Paid in capital		$ 925,239,256
Distributions in excess of net investment income		(2,678,659)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,825,114)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,039,065
Net Assets, for 103,287,495 shares outstanding		$ 928,774,548
Net Asset Value, offering price and redemption price per share ($928,774,548 ÷ 103,287,495 shares)		$ 8.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2015

Investment Income
Dividends		$ 1,955,956
Interest		30,744,961
Income from Fidelity Central Funds		22,120
Total income		32,723,037

Expenses
Management fee	$ 3,278,944
Transfer agent fees	70,698
Accounting fees and expenses	197,702
Custodian fees and expenses	7,235
Independent trustees' compensation	1,964
Audit	153,220
Legal	761
Miscellaneous	3,690
Total expenses before reductions	3,714,214
Expense reductions	(37)	3,714,177
Net investment income (loss)		29,008,860
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,761,300
Foreign currency transactions	(4,849)
Total net realized gain (loss)		2,756,451
Change in net unrealized appreciation (depreciation) on: Investment securities	(654,228)
Assets and liabilities in foreign currencies	(355)
Total change in net unrealized appreciation (depreciation)		(654,583)
Net gain (loss)		2,101,868
Net increase (decrease) in net assets resulting from operations		$ 31,110,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,008,860	$ 59,095,133
Net realized gain (loss)	2,756,451	(3,769,008)
Change in net unrealized appreciation (depreciation)	(654,583)	25,783,380
Net increase (decrease) in net assets resulting from operations	31,110,728	81,109,505
Distributions to shareholders from net investment income	(25,814,429)	(52,105,480)
Distributions to shareholders from net realized gain	(5,045,131)	(5,097,366)
Total distributions	(30,859,560)	(57,202,846)
Share transactions Proceeds from sales of shares	41,816,000	78,985,900
Reinvestment of distributions	28,611,880	53,153,117
Cost of shares redeemed	(95,718,773)	(79,690,629)
Net increase (decrease) in net assets resulting from share transactions	(25,290,893)	52,448,388
Total increase (decrease) in net assets	(25,039,725)	76,355,047

Net Assets
Beginning of period	953,814,273	877,459,226
End of period (including distributions in excess of net investment income of $2,678,659 and distributions in excess of net investment income of $5,873,090, respectively)	$ 928,774,548	$ 953,814,273
Other Information Shares
Sold	4,642,462	8,973,317
Issued in reinvestment of distributions	3,185,001	5,993,334
Redeemed	(10,631,640)	(8,947,291)
Net increase (decrease)	(2,804,177)	6,019,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2015
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 31,110,728
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Change in receivable for investments sold	(64,537)
Change in dividend receivable	(12,361)
Change in interest receivable	323,274
Change in prepaid expenses	1,913
Change in payable for investments purchased	8,854,366
Change in other payables and accrued expenses	(53,826)
Purchases of long-term investments	(84,029,380)
Proceeds from sales of long-term investments	116,454,987
Purchases of and proceeds from maturities/sales of short-term investments - net	(8,493,556)
Net cash from return of capital distributions	213,403
Net amortization/accretion of premium/discount	(5,183,605)
Net realized gain on investment securities and foreign currency transactions	(2,756,451)
Change in net unrealized (appreciation) depreciation on investment securities and assets and liabilities in foreign currencies	654,583
Net cash provided by operating activities	57,019,538
Cash flows from financing activities:
Proceeds from sales of shares	40,016,159
Distribtions to shareholders net of reinvestments	(2,212,547)
Cost of shares redeemed	(95,718,773)
Net cash used in financing activities	(57,915,161)
Net increase in cash and cash equivalents	(895,623)
Cash, beginning of period	910,120
Cash, end of period	$ 14,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.77	$ 8.72	$ 7.87	$ 7.83	$ 6.85
Income from Investment Operations
Net investment income (loss) D	.282	.560	.542	.537	.546	.567
Net realized and unrealized gain (loss)	.020	.205	.048	.898	.167	1.096
Total from investment operations	.302	.765	.590	1.435	.713	1.663
Distributions from net investment income	(.252)	(.495)	(.505)	(.574)	(.673)	(.683)
Distributions from net realized gain	(.050)	(.050)	(.035)	(.011)	-	-
Total distributions	(.302)	(.545)	(.540)	(.585)	(.673)	(.683)
Net asset value, end of period	$ 8.99	$ 8.99	$ 8.77	$ 8.72	$ 7.87	$ 7.83
Total ReturnB, C	3.41%	8.98%	6.96%	18.94%	9.34%	25.65%
Ratios to Average Net AssetsE, G
Expenses before reductions	.81%A	.81%	.83%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.81%A	.81%	.83%	.81%	.82%	.83%
Expenses net of all reductions	.81%A	.81%	.83%	.81%	.82%	.83%
Net investment income (loss)	6.30%A	6.31%	6.18%	6.52%	6.86%	7.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 928,775	$ 953,814	$ 877,459	$ 902,714	$ 717,528	$ 585,270
Portfolio turnover rateF	19%A	20%	22%	21%	20%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015

1. Organization.

Fidelity® Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of May 31, 2015, 12% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 7,737,902	Discounted cash flow	Yield Spread	10.0% 6.5%	Decrease Decrease
		Expected distribution	Recovery rate	0.0% - 85.0% / 61.3%	Increase
		Market comparable	Yield	6.9%	Decrease
		Pricing matrix	Quoted price	$18.34	Increase
Bank Loan Obligations	$ 331,828	Discounted cash flow	Yield	8.8%	Decrease

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 05/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Collateralized Mortgage Obligations	$ 913,120	Discounted cash flow	Yield Yield spread	6.3% - 14.0% / 8.9% 23.5%	Decrease Decrease
		Expected distribution	Recovery rate	0.7% - 0.8% / 0.7%	Increase
		Pricing matrix	Quoted price	$6.14 - $56.81 / $41.86	Increase
Commercial Mortgage Securities	$ 632,882	Discounted cash flow	Discount rate Yield Yield spread	20.0% 15.0% 14.7%	Decrease Decrease Decrease
		Expected distribution	Recovery rate	0.0% - 11.0% / 10.0%	Increase
		Market comparable	Spread	6.2%	Decrease
Corporate Bonds	$ 117,065	Discounted cash flow	Discount rate	20.0%	Decrease
Preferred Securities	$ 1,183,840	Discounted cash flow	Yield	12.0%	Decrease
		Expected distribution	Recovery rate	0.1%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,875,553
Gross unrealized depreciation	(23,690,073)
Net unrealized appreciation (depreciation) on securities	$ 49,185,480

Tax cost	$ 882,074,531

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (5,138,254)
2017	(12,497,160)
2019	(15,362,164)
Total with expiration	$ (32,997,578)
No expiration
Short-term	(394,308)
Long-term	(7,673,712)
Total no expiration	$ (8,068,020)
Total capital loss carryforward	$ (41,065,598)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $84,029,380 and $116,210,461, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $739 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

Semiannual Report

Notes to Financial Statements - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of approximately 73% of the total outstanding shares of the fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 28, 2015

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REHI-SANN-0715
1.723505.116

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 31, 2015